BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2022
BANK BORROWINGS
Summary of maturity of bank borrowings

For the years ending December 31,	Amount
2023	$201,222
2024	83,522
2025	86,423
2026	89,385
2027	92,449
2028	58,479
2029	7,537
Total Bank Borrowings	$619,017